Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – Contingencies

On May 12, 2017, a putative securities class action captioned Derek Da Ponte v. Akari Therapeutics, PLC, Gur Roshwalb, and Dov Elefant (Case 1:17-cv-03577) was filed in the U.S. District Court for the Southern District of New York against the Company, the Company’s former Chief Executive Officer and the Company’s Chief Financial Officer. The plaintiff asserted claims alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 based primarily on the Company’s press releases issued on April 27, 2017 and May 11, 2017 concerning a research report about the Company prepared by a research company and actions taken by the Company after the report was issued.  The purported class covers the period from March 30, 2017 to May 11, 2017.  The complaint seeks unspecified damages and costs and fees.  On May 19, 2017, an almost identical class action complaint captioned Shamoon v. Akari Therapeutics, PLC, Gur Roshwalb, and Dov Elefant (Case 1:17-cv-03783) was filed in the same court.  On July 11-12, 2017, candidates to be lead plaintiff filed motions to consolidate the cases and appoint a lead plaintiff.  The court has scheduled a hearing on those motions for August 25, 2017.  On August 10, 2017, the court issued a stipulated order:  (i) consolidating the class actions under the caption In re: Akari Therapeutics, PLC Securities Litigation; (ii) ordering lead plaintiff to file and serve a consolidated amended complaint within 60 days after the appointment of lead plaintiff and lead plaintiff’s counsel; and (iii) ordering defendants to move, answer, otherwise respond to the consolidated amended complaint within 45 days of being served with it.  The Company intends to vigorously defend itself against this lawsuit.  At this time, the Company is unable to estimate the ultimate outcome of this legal matter and its impact on the Company.